Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.59%
Biotechnology–16.87%
AbbVie, Inc.	59,030	$8,829,707
Abcam PLC, ADR (United Kingdom)(b)(c)	186,986	4,382,952
Alnylam Pharmaceuticals, Inc.(b)	40,698	7,952,389
Argenx SE, ADR (Netherlands)(b)	30,601	15,437,592
Arrowhead Pharmaceuticals, Inc.(b)	37,695	1,301,231
Ascendis Pharma A/S, ADR (Denmark)(b)	33,049	2,979,367
Biogen, Inc.(b)	60,321	16,298,131
CSL Ltd. (Australia)	26,871	4,844,147
Cytokinetics, Inc.(b)(c)	87,863	2,930,231
Exact Sciences Corp.(b)	103,579	10,103,096
Exelixis, Inc.(b)	167,258	3,296,655
Genmab A/S, ADR (Denmark)(b)(c)	154,335	6,383,296
Gilead Sciences, Inc.	95,404	7,264,061
Halozyme Therapeutics, Inc.(b)	69,301	2,977,171
ImmunoGen, Inc.(b)	149,296	2,660,455
Karuna Therapeutics, Inc.(b)	15,333	3,063,073
Legend Biotech Corp., ADR(b)(c)	145,658	11,000,092
Madrigal Pharmaceuticals, Inc.(b)(c)	11,247	2,309,009
Natera, Inc.(b)	79,729	3,605,345
Regeneron Pharmaceuticals, Inc.(b)	47,334	35,117,568
Sarepta Therapeutics, Inc.(b)(c)	37,176	4,029,507
Ultragenyx Pharmaceutical, Inc.(b)(c)	63,525	2,739,198
United Therapeutics Corp.(b)	15,679	3,805,607
Vaxcyte, Inc.(b)(c)	57,420	2,759,605
Vertex Pharmaceuticals, Inc.(b)	149,654	52,729,090
Viking Therapeutics, Inc.(b)(c)	56,457	818,627
Zentalis Pharmaceuticals, Inc.(b)(c)	75,218	2,009,073
		221,626,275
Health Care Distributors–4.74%
AmerisourceBergen Corp.	151,923	28,394,409
McKesson Corp.	84,165	33,867,996
		62,262,405
Health Care Equipment–24.07%
AtriCure, Inc.(b)	63,163	3,496,072
Axonics, Inc.(b)	61,787	3,730,081
Becton, Dickinson and Co.	61,758	17,207,014
Boston Scientific Corp.(b)	1,047,752	54,325,941
CONMED Corp.(c)	29,172	3,531,271
DexCom, Inc.(b)	257,013	32,013,539
GE HealthCare Technologies, Inc.	95,014	7,411,092
Glaukos Corp.(b)	18,227	1,406,031
IDEXX Laboratories, Inc.(b)	46,792	25,956,926
Inspire Medical Systems, Inc.(b)	50,068	14,410,071
Insulet Corp.(b)	51,917	14,368,030
Intuitive Surgical, Inc.(b)	134,579	43,657,428
Penumbra, Inc.(b)	36,422	11,048,978
ResMed, Inc.	51,780	11,513,283
Shockwave Medical, Inc.(b)	52,609	13,709,905
STERIS PLC	18,585	4,191,847
Stryker Corp.	171,342	48,560,036
TransMedics Group, Inc.(b)	61,292	5,711,189
		316,248,734
Shares		Value
Health Care Facilities–5.83%
Acadia Healthcare Co., Inc.(b)	81,052	$6,405,540
Encompass Health Corp.	186,443	12,310,831
HCA Healthcare, Inc.	148,465	40,502,737
Surgery Partners, Inc.(b)	208,010	8,035,426
Tenet Healthcare Corp.(b)	124,088	9,273,096
		76,527,630
Health Care Services–1.12%
Guardant Health, Inc.(b)	58,308	2,275,178
NeoGenomics, Inc.(b)	154,636	2,679,842
Privia Health Group, Inc.(b)	159,167	4,443,943
RadNet, Inc.(b)	162,328	5,369,810
		14,768,773
Health Care Supplies–3.01%
Align Technology, Inc.(b)	24,673	9,323,680
Cooper Cos., Inc. (The)	32,887	12,867,368
Haemonetics Corp.(b)(c)	76,279	7,035,975
Lantheus Holdings, Inc.(b)(c)	66,148	5,721,140
Merit Medical Systems, Inc.(b)	61,781	4,613,187
		39,561,350
Health Care Technology–1.00%
Evolent Health, Inc., Class A(b)(c)	181,570	5,517,912
Veeva Systems, Inc., Class A(b)	37,390	7,635,786
		13,153,698
Life Sciences Tools & Services–8.17%
10X Genomics, Inc., Class A(b)	115,967	7,303,601
Agilent Technologies, Inc.	30,836	3,754,900
Bruker Corp.	128,101	8,803,101
Danaher Corp.	13,651	3,481,824
ICON PLC(b)	42,103	10,585,115
Lonza Group AG (Switzerland)	9,433	5,474,939
Maravai LifeSciences Holdings, Inc., Class A(b)	153,142	1,732,036
Medpace Holdings, Inc.(b)	28,064	7,104,963
Mettler-Toledo International, Inc.(b)	1,941	2,440,749
Pacific Biosciences of California, Inc.(b)(c)	127,604	1,685,649
Repligen Corp.(b)(c)	16,912	2,901,423
Thermo Fisher Scientific, Inc.	58,749	32,233,226
West Pharmaceutical Services, Inc.	53,801	19,800,920
		107,302,446
Managed Health Care–9.21%
Elevance Health, Inc.	17,086	8,058,270
Humana, Inc.	31,523	14,400,652
Molina Healthcare, Inc.(b)	19,674	5,990,536
Progyny, Inc.(b)(c)	94,144	3,931,454
UnitedHealth Group, Inc.	174,980	88,604,623
		120,985,535
Pharmaceuticals–22.57%
AstraZeneca PLC (United Kingdom)	43,134	6,188,214
AstraZeneca PLC, ADR (United Kingdom)	656,541	47,073,990
Axsome Therapeutics, Inc.(b)(c)	31,104	2,440,731

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Eli Lilly and Co.	209,755	$95,344,134
Intra-Cellular Therapies, Inc.(b)	89,529	5,536,473
Merck & Co., Inc.	571,256	60,924,453
Novo Nordisk A/S, Class B (Denmark)	193,940	31,280,876
Revance Therapeutics, Inc.(b)(c)	54,730	1,293,270
Sanofi, ADR	265,611	14,175,659
Zoetis, Inc.	171,787	32,311,417
		296,569,217
Total Common Stocks & Other Equity Interests (Cost $905,720,604)		1,269,006,063
Money Market Funds–3.43%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	15,558,188	15,558,188
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	11,760,995	11,762,172
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	17,780,786	17,780,786
Total Money Market Funds (Cost $45,099,661)		45,101,146
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $950,820,265)		1,314,107,209
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.22%
Invesco Private Government Fund, 5.24%(d)(e)(f)	11,858,115	$11,858,115
Invesco Private Prime Fund, 5.38%(d)(e)(f)	30,492,296	30,492,296
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,349,329)		42,350,411
TOTAL INVESTMENTS IN SECURITIES–103.24% (Cost $993,169,594)		1,356,457,620
OTHER ASSETS LESS LIABILITIES—(3.24)%		(42,578,814)
NET ASSETS–100.00%		$1,313,878,806
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,763,030	$96,527,774	$(97,732,616)	$-	$-	$15,558,188	$449,340
Invesco Liquid Assets Portfolio, Institutional Class	12,624,352	68,948,410	(69,809,011)	(3,680)	2,101	11,762,172	352,318
Invesco Treasury Portfolio, Institutional Class	19,157,749	110,317,456	(111,694,419)	-	-	17,780,786	512,710
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,015,507	126,118,451	(124,275,843)	-	-	11,858,115	316,362*
Invesco Private Prime Fund	27,798,816	266,978,983	(264,288,313)	1,072	1,738	30,492,296	851,294*
Total	$86,359,454	$668,891,074	$(667,800,202)	$(2,608)	$3,839	$87,451,557	$2,482,024

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,221,217,887	$47,788,176	$—	$1,269,006,063
Money Market Funds	45,101,146	42,350,411	—	87,451,557
Total Investments	$1,266,319,033	$90,138,587	$—	$1,356,457,620
Invesco Health Care Fund